Retained Earnings	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Retained earnings
39	Retained earnings
In accordance with the relevant laws and regulations, each of the Company’s subsidiaries, the Consolidated Affiliated Entities and Subsidiaries of Consolidated Affiliated Entities incorporated in PRC is required to annually appropriate 10% of after-tax
income to statutory surplus reserve prior to payment of any dividends, unless such reserve funds have reached 50% of its respective registered capital. As of December 31, 2020 and 2021, the accumulated statutory surplus reserve was RMB3,330 million and RMB4,240 million, respectively, and such reserves are not available for dividend distribution.